Fair Value Measurements (Details) - Schedule of fair value hierarchy	Dec. 31, 2020 USD ($)
Level1 [Member] | U.S. Treasury Securities Money Market Fund [Member]
Assets:
Marketable securities held in Trust Account	$ 300,046,957
Private Placement Warrants [Member] | Level 3 [Member]
Liabilities:
Warrant Liabilities	$ 27,253,333